Loans (Details 4) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financing Receivable, Past Due [Line Items]
Total Past Due	$ 8,960	$ 8,311
Loans Not Past Due	273,465	163,575
Total	282,425	271,886
Land [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	852	677
Total	852	677
Residential real estate Construction [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	753
Loans Not Past Due	3,004	2,919
Total	3,757	2,919
Residential real estate Multi-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	248	792
Loans Not Past Due	15,680	14,321
Total	15,928	15,113
Residential real estate One- to four-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	7,500	7,233
Loans Not Past Due	208,566	199,675
Total	216,066	206,908
Automobile [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	8
Loans Not Past Due	83	63
Total	91	63
Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	5,184	3,986
Financing Receivables 30 To 89 Days Past Due [Member] | Land [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables 30 To 89 Days Past Due [Member] | Residential real estate Construction [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	753
Financing Receivables 30 To 89 Days Past Due [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		792
Financing Receivables 30 To 89 Days Past Due [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	4,021	3,182
Financing Receivables 30 To 89 Days Past Due [Member] | Automobile [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	8
Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	3,776	4,325
Financing Receivables, Greater than 90 Days Past Due [Member] | Land [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, Greater than 90 Days Past Due [Member] | Residential real estate Construction [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, Greater than 90 Days Past Due [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	248
Financing Receivables, Greater than 90 Days Past Due [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	3,479	4,051
Financing Receivables, Greater than 90 Days Past Due [Member] | Automobile [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Unsecured [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		3
Loans Not Past Due	451	505
Total	451	508
Unsecured [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		3
Unsecured [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Home Equity [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	38	14
Loans Not Past Due	8,176	7,589
Total	8,214	7,603
Home Equity [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	38	9
Home Equity [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due		5
Loans on deposits [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	1,415	1,470
Total	1,415	1,470
Loans on deposits [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans on deposits [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial and industrial [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Loans Not Past Due	2,075	1,917
Total	2,075	1,917
Commercial and industrial [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial and industrial [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Nonresidential real estate [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	411	269
Loans Not Past Due	30,008	32,144
Total	30,419	32,413
Nonresidential real estate [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	362
Nonresidential real estate [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	49	269
Farm [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	2
Loans Not Past Due	3,155	2,295
Total	3,157	2,295
Farm [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due	2
Farm [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due